UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Forest Hill Capital, LLC
Address: 100 Morgan Keegan
         Suite 430
         Little Rock, AR  72202

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark Lee
Title:     Manager
Phone:     501.666.3031

Signature, Place, and Date of Signing:

     Mark Lee     Little Rock, AR     February 14, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     44

Form13F Information Table Value Total:     $125,768 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ATLANTIC COAST FED CORP        COM              048425102     3244   235600 SH       SOLE                   235600
ATP OIL & GAS CORP             COM              00208J108     3383   181955 SH       SOLE                   181955
BENCHMARK ELECTRS INC          COM              08160H101     6451   189173 SH       SOLE                   189173
BOMBAY CO INC                  COM              097924104     1282   231888 SH       SOLE                   231888
BUILD A BEAR WORKSHOP          COM              120076104     3516   100000 SH       SOLE                   100000
CENTURY ALUM CO                COM              156431108     6600   251312 SH       SOLE                   251312
CHAMPION ENTERPRISES INC       COM              158496109     4282   362257 SH       SOLE                   362257
CHANNELL COML CORP             COM              159186105     2158   258792 SH       SOLE                   258792
DDI CORP                       COM PAR $ .001   233162304     3111   978371 SH       SOLE                   978371
DONEGAL GROUP INC              CL B             257701300      536    24098 SH       SOLE                    24098
FEDEX CORP                     COM              31428X106     2330    23657 SH       SOLE                    23657
FIRST PACTRUST BANCORP INC     COM              33589V101      962    35220 SH       SOLE                    35220
FROZEN FOOD EXPRESS INDS INC   COM              359360104     5121   397000 SH       SOLE                   397000
GENITOPE CORP                  COM              37229P507     2557   150000 SH       SOLE                   150000
GMX RES INC                    COM              38011M108     1574   225792 SH       SOLE                   225792
GOLD KIST INC                  COM              380614107     3056   224400 SH       SOLE                   224400
H & Q HEALTHCARE FD            SH BEN INT       404052102     3191   174596 SH       SOLE                   174596
HALOZYME THERAPEUTICS INC      COM              40637H109      885   402100 SH       SOLE                   402100
INDEPENDENCE HLDG CO NEW       COM NEW          453440307     1088    60425 SH       SOLE                    60425
JABIL CIRCUIT INC              COM              466313103     5653   221000 SH       SOLE                   221000
LANCER CORP                    COM              514614106     2311   138000 SH       SOLE                   138000
LIBERTY ALL STAR EQUITY FD     SH BEN INT       530158104     1007   105337 SH       SOLE                   105337
MCF CORP                       COM              580395101      386   203400 SH       SOLE                   203400
MEDIABAY INC                   COM              58446J108     2240  1805000 SH       SOLE                  1805000
MILLENNIUM BANKSHARES CORP     COM              60037B106     1246   138500 SH       SOLE                   138500
NETBANK INC                    COM              640933107      989    95084 SH       SOLE                    95084
OUTBACK STEAKHOUSE INC         COM              689899102     1396    30500 SH       SOLE                    30500
P A M TRANSN SVCS INC          COM              693149106     4159   223466 SH       SOLE                   223466
PFS BANCORP INC                COM              69335R101     1098    62147 SH       SOLE                    62147
PHARMACEUTICAL HLDRS TR        DEPOSITRY RCPT   71712A206     2544    35000 SH       SOLE                    35000
PLEXUS CORP                    COM              729132100     5124   393845 SH       SOLE                   393845
POWER-ONE INC                  COM              739308104     1408   157888 SH       SOLE                   157888
PSB BANCORP INC                COM              693604100      919    65541 SH       SOLE                    65541
QUALITY DINING INC             COM              74756P105     1540   487325 SH       SOLE                   487325
RAILAMERICA INC                COM              750753105     5893   451629 SH       SOLE                   451629
RUSH ENTERPRISES INC           CL A             781846209     5944   366228 SH       SOLE                   366228
SUN HYDRAULICS CORP            COM              866942105     1487    92954 SH       SOLE                    92954
SUPERIOR ENERGY SVCS INC       COM              868157108     2219   144017 SH       SOLE                   144017
SWIFT TRANSN CO                COM              870756103     3222   150000 SH       SOLE                   150000
SYPRIS SOLUTIONS INC           COM              871655106     3987   260439 SH       SOLE                   260439
TBC CORP NEW                   COM              872183108     4013   144359 SH       SOLE                   144359
THOMAS & BETTS CORP            COM              884315102     1437    46747 SH       SOLE                    46747
WABASH NATL CORP               COM              929566107     5790   215000 SH       SOLE                   215000
WOLVERINE TUBE INC             COM              978093102     4429   343035 SH       SOLE                   343035